Income Taxes - Schedule of Income Tax Reconciliation (Details) (10K) - CAD	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Loss before income taxes	CAD (1,921,210)	CAD (1,087,289)
Statutory tax rate	26.50%	26.50%
Expected income tax (recovery)	CAD (509,000)	CAD (288,000)
Non-deductible items	143,000	197,000
Change in valuation allowance	358,785	91,000
Total income taxes (recovery)	CAD (7,215)